BANC OF AMERICA FUNDS TRUST

Supplement to the Statement of Additional Information dated March 1, 2009

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Effective May 18, 2009 (the “Effective Date”), the name of Banc of America Funds Trust has been changed to “Columbia Funds Series Trust II” and the names of the Portfolios have been changed as follows:

Previous Name	Current Name
Banc of America Retirement 2005 Portfolio	Columbia Retirement 2005 Portfolio
Banc of America Retirement 2010 Portfolio	Columbia Retirement 2010 Portfolio
Banc of America Retirement 2015 Portfolio	Columbia Retirement 2015 Portfolio
Banc of America Retirement 2020 Portfolio	Columbia Retirement 2020 Portfolio
Banc of America Retirement 2025 Portfolio	Columbia Retirement 2025 Portfolio
Banc of America Retirement 2030 Portfolio	Columbia Retirement 2030 Portfolio
Banc of America Retirement 2035 Portfolio	Columbia Retirement 2035 Portfolio
Banc of America Retirement 2040 Portfolio	Columbia Retirement 2040 Portfolio

As of the Effective Date, references throughout the Statement of Additional Information to the Portfolios’ and Trust’s names will refer to the new names identified above for each of the Portfolios and the Trust, respectively. In addition, as of the Effective Date, references throughout the Statement of Additional Information to “Banc of America Funds” will refer to “Columbia Retirement Funds.”

For information relating to the Portfolios, including copies of shareholder reports and portfolio holdings information, shareholders should refer to www.columbiafunds.com rather than www.bancofamericafunds.com.

Shareholders should retain this Supplement for future reference.

INT-50/14909-0509	May 18, 2009